Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2022
Trade and other receivables
Trade and other receivables

	September 30,	December 31,
	2022	2021
	$’000	$’000

Current
Trade receivables	284,442	253,852
Less: impairment provisions	(26,767)	(31,063)
Net trade receivables*	257,675	222,789
Other receivables**	363,823	201,759
Prepaid land rent	1,612	1,069
Other prepaid expenses	21,781	25,080
Advance payments	26,462	14,663
Withholding tax	1,242	992
VAT receivables	13,875	5,401
	686,470	471,753
Non‑current
Accrued income and lease incentive	33,275	21,408
Other tax receivables	5,903	—
Payment in advance for property, plant and equipment	118,458	48,071
Contingent consideration receivable***	5,771	5,575
	163,407	75,054
*	The fair value is equal to their carrying amount.
**

Included in other receivables are margins on non-deliverable forward contracts and short-term fixed deposits which are not classified as cash and cash equivalents as it exceeds the three-month maturity period.

***	Refer to the Fiberco Soluções de Infraestrutura S.A. acquisition in note 27. The balance increased since acquisition due to foreign exchange movements.